OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 36.1%
Aerospace & Defense 0.7%
L-3 Communications Corp.
05/28/17	1.500%	$7,000,000	$7,006,132
Lockheed Martin Corp.
11/23/18	1.850%	6,325,000	6,410,805
Total			13,416,937
Automotive 0.4%
Ford Motor Credit Co. LLC
01/16/18	2.375%	7,500,000	7,592,250

Banking 11.2%
BB&T Corp. (a)
05/01/19	1.138%	8,000,000	8,002,040
Bank of America Corp. (a)
04/01/19	1.495%	21,500,000	21,416,644
Bank of Montreal (a)
07/14/17	0.880%	6,865,000	6,854,194
Bank of New York Mellon Corp. (The) (a)
05/22/18	1.034%	7,055,000	7,053,794
Barclays Bank PLC (a)
02/17/17	1.208%	6,800,000	6,790,392
Bear Stearns Companies LLC (The)
02/01/18	7.250%	13,000,000	14,171,235
Canadian Imperial Bank of Commerce (a)
07/18/16	1.153%	2,725,000	2,725,475
Capital One NA (a)
02/05/18	1.313%	7,500,000	7,494,127
Citigroup, Inc.
12/07/18	2.050%	13,000,000	13,103,311
Discover Bank
06/04/20	3.100%	6,500,000	6,635,545
Fifth Third Bank
02/28/18	1.450%	6,000,000	6,029,754
Goldman Sachs Group, Inc. (The) (a)
11/15/18	1.726%	14,000,000	14,034,160
HSBC USA, Inc.
08/07/18	2.000%	7,050,000	7,072,969
Huntington National Bank (The)
06/30/18	2.000%	6,000,000	6,059,562
ING Bank NV (a)(b)
03/22/19	1.754%	6,500,000	6,531,200
KeyBank NA
06/01/18	1.700%	5,425,000	5,450,823
Lloyds Bank PLC
03/28/17	4.200%	6,850,000	7,005,296
Manufacturers & Traders Trust Co.
01/30/19	2.300%	5,000,000	5,098,980

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Morgan Stanley
04/01/18	6.625%	$11,000,000	$11,921,503
PNC Bank NA
01/28/19	2.200%	8,035,000	8,198,416
Regions Financial Corp.
05/15/18	2.000%	7,000,000	7,012,236
Royal Bank of Canada (a)
04/15/19	1.338%	6,660,000	6,658,675
Toronto-Dominion Bank (The)
01/22/19	1.950%	6,700,000	6,801,451
U.S. Bancorp (a)
11/15/18	1.116%	7,500,000	7,493,325
Wells Fargo & Co. (a)
04/23/18	1.268%	9,000,000	9,020,673
Westpac Banking Corp. (a)
12/01/17	1.043%	7,000,000	6,999,286
Total			215,635,066
Cable and Satellite 0.4%
NBCUniversal Enterprise, Inc. (a)(b)
04/15/18	1.313%	7,000,000	7,029,848

Chemicals 0.6%
Eastman Chemical Co.
01/15/20	2.700%	5,000,000	5,142,330
LyondellBasell Industries NV
04/15/19	5.000%	6,350,000	6,873,138
Total			12,015,468
Construction Machinery 0.6%
Caterpillar Financial Services Corp.
11/13/18	1.800%	5,500,000	5,566,215
John Deere Capital Corp. (a)
01/16/18	0.923%	5,394,000	5,399,545
Total			10,965,760
Diversified Manufacturing 0.6%
General Electric Co. (a)
04/15/20	1.428%	12,000,000	12,122,352

Electric 2.6%
Dominion Resources, Inc.
06/15/18	1.900%	5,740,000	5,767,041
Duke Energy Corp.
08/15/17	1.625%	5,790,000	5,819,263
Emera US Finance LP (b)
06/15/19	2.150%	4,800,000	4,859,726

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Exelon Corp.
06/15/20	2.850%	$5,000,000	$5,157,840
Nevada Power Co.
08/01/18	6.500%	2,275,000	2,518,546
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%	6,250,000	6,371,162
PacifiCorp
07/15/18	5.650%	2,543,000	2,781,223
Southern Co. (The)
07/01/19	1.850%	6,000,000	6,075,906
TransAlta Corp.
06/03/17	1.900%	6,000,000	5,949,774
WEC Energy Group, Inc.
06/15/18	1.650%	5,000,000	5,044,175
Total			50,344,656
Food and Beverage 2.2%
Anheuser-Busch InBev Finance, Inc. (a)
01/27/17	0.824%	6,000,000	5,999,460
ConAgra Foods, Inc.
03/15/18	2.100%	2,943,000	2,970,496
Diageo Capital PLC
05/11/17	1.500%	6,000,000	6,025,320
General Mills, Inc.
02/15/19	5.650%	5,000,000	5,557,505
Kraft Heinz Foods Co. (b)
07/02/18	2.000%	6,000,000	6,075,408
Molson Coors Brewing Co. (c)
07/15/19	1.450%	2,860,000	2,867,242
PepsiCo, Inc. (a)
02/22/19	1.244%	7,500,000	7,551,248
SABMiller Holdings, Inc. (b)
01/15/17	2.450%	4,832,000	4,863,978
Total			41,910,657
Health Care 1.3%
Becton Dickinson and Co.
12/15/19	2.675%	5,055,000	5,199,229
Cardinal Health, Inc.
06/15/18	1.950%	2,620,000	2,650,366
Express Scripts Holding Co.
06/15/19	2.250%	5,000,000	5,081,285
McKesson Corp.
03/10/17	1.292%	5,000,000	5,009,465
Medtronic, Inc.
03/15/20	2.500%	7,000,000	7,259,791
Total			25,200,136

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.6%
Aetna, Inc.
06/07/19	1.900%	$6,800,000	$6,888,332
UnitedHealth Group, Inc.
12/15/17	1.400%	4,510,000	4,534,250
Total			11,422,582
Independent Energy 0.8%
Canadian Natural Resources Ltd.
05/15/17	5.700%	5,668,000	5,830,961
Devon Energy Corp.
12/15/18	2.250%	5,000,000	4,964,740
Woodside Finance Ltd. (b)
03/01/19	8.750%	4,326,000	4,975,830
Total			15,771,531
Integrated Energy 0.5%
BP Capital Markets PLC (a)
11/07/16	1.052%	7,500,000	7,504,995
Petro-Canada
05/15/18	6.050%	2,300,000	2,473,586
Total			9,978,581
Life Insurance 1.4%
American International Group, Inc.
07/16/19	2.300%	6,000,000	6,105,204
MetLife Global Funding I (b)
01/10/18	1.500%	7,000,000	7,040,348
Principal Life Global Funding II (b)
04/18/19	1.500%	6,400,000	6,420,109
Prudential Financial, Inc.
08/15/18	2.300%	7,101,000	7,237,218
Total			26,802,879
Media and Entertainment 0.8%
21st Century Fox America, Inc.
10/17/16	8.000%	3,670,000	3,741,679
British Sky Broadcasting Group PLC (b)
02/15/18	6.100%	5,187,000	5,545,836
Scripps Networks Interactive, Inc.
11/15/19	2.750%	5,945,000	6,069,013
Thomson Reuters Corp.
10/15/19	4.700%	530,000	573,287
Total			15,929,815
Metals 0.4%
Vale Overseas Ltd.
01/11/22	4.375%	7,000,000	6,560,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 1.3%
Columbia Pipeline Group, Inc.
06/01/20	3.300%	$6,445,000	$6,663,582
Kinder Morgan Energy Partners LP
03/01/21	3.500%	7,265,000	7,288,684
Plains All American Pipeline LP/Finance Corp.
08/15/16	5.875%	6,000,000	6,028,813
TransCanada PipeLines Ltd.
01/15/19	3.125%	50,000	51,686
Williams Partners LP
03/15/22	3.600%	6,000,000	5,684,112
Total			25,716,877
Natural Gas 0.6%
NiSource Finance Corp.
01/15/19	6.800%	5,144,000	5,784,464
Southern California Gas Co.
06/15/18	1.550%	5,500,000	5,553,169
Total			11,337,633
Oil Field Services 0.3%
Noble Holding International Ltd.
08/01/20	4.900%	7,275,000	6,129,187

Pharmaceuticals 2.2%
AbbVie, Inc.
11/06/17	1.750%	6,200,000	6,236,617
Actavis Funding SCS
06/15/19	2.450%	6,449,000	6,550,011
Amgen, Inc.
05/22/19	2.200%	6,000,000	6,154,128
Gilead Sciences, Inc.
09/04/18	1.850%	5,000,000	5,088,665
Johnson & Johnson (a)
03/01/19	0.943%	7,500,000	7,522,650
Merck & Co, Inc.
05/18/18	1.300%	5,054,000	5,101,978
Roche Holdings, Inc. (a)(b)
09/30/19	0.971%	6,000,000	6,001,758
Total			42,655,807
Property & Casualty 1.4%
Berkshire Hathaway Finance Corp. (a)
03/15/19	1.343%	7,350,000	7,418,267
CNA Financial Corp.
11/15/19	7.350%	3,853,000	4,449,286
Chubb INA Holdings, Inc.
02/15/17	5.700%	4,000,000	4,112,996

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Hartford Financial Services Group, Inc. (The)
01/15/19	6.000%	$4,500,000	$4,939,430
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	6,000,000	6,630,426
Total			27,550,405
Railroads 0.2%
CSX Corp.
03/15/18	6.250%	4,000,000	4,329,608
Refining 0.3%
Marathon Petroleum Corp.
12/14/18	2.700%	5,260,000	5,378,108

Retail REIT 0.6%
Kimco Realty Corp.
02/01/18	4.300%	5,500,000	5,695,651
Simon Property Group LP
02/01/19	2.200%	6,000,000	6,131,922
Total			11,827,573
Retailers 0.7%
CVS Health Corp.
07/20/18	1.900%	6,350,000	6,446,075
Lowes Companies, Inc. (a)
09/10/19	1.078%	6,500,000	6,511,362
Total			12,957,437
Technology 1.3%
Apple, Inc. (a)
05/06/19	0.934%	6,069,000	6,060,564
Cisco Systems, Inc. (a)
03/01/19	1.173%	6,000,000	6,021,540
Hewlett Packard Enterprise Co. (b)
10/15/20	3.600%	6,000,000	6,262,686
Oracle Corp. (a)
01/15/19	1.208%	7,000,000	7,033,747
Total			25,378,537
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	5,275,000	5,594,301

Wirelines 1.8%
AT&T, Inc.
03/15/20	5.200%	5,275,000	5,901,327
06/30/20	2.450%	5,500,000	5,615,275

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Deutsche Telekom International Finance BV
08/20/18	6.750%	$5,000,000	$5,580,125
Orange SA
09/14/16	2.750%	5,000,000	5,018,655
Telefonica Emisiones SAU
04/27/18	3.192%	4,000,000	4,107,120
Verizon Communications, Inc.
03/15/21	3.450%	8,000,000	8,571,440
Total			34,793,942
Total Corporate Bonds & Notes (Cost: $692,290,071)			$696,348,333

Residential Mortgage-Backed Securities - Agency 2.9%
Federal Home Loan Mortgage Corp.
03/01/17-10/01/21	6.000%	394,843	422,780
04/01/17	6.500%	235,738	238,162
09/01/17-09/01/22	5.500%	2,745,859	2,940,698
11/01/17-07/01/25	5.000%	3,232,154	3,458,146
03/01/19-10/01/24	4.500%	1,662,019	1,776,608
06/01/21-09/01/26	3.500%	803,708	851,784
05/01/24-07/01/26	4.000%	2,933,708	3,121,799
03/01/31	3.000%	13,600,427	14,277,536
Federal Home Loan Mortgage Corp. (a)
03/01/34	2.865%	271,933	289,087
07/01/36	2.485%	8,284	8,756
08/01/36	2.612%	159,115	169,903
12/01/36	6.155%	73,510	77,580
Federal National Mortgage Association
06/01/17-08/01/17	6.000%	663,985	673,641
11/01/17-01/01/24	5.500%	5,178,881	5,629,532
07/01/22-08/01/24	5.000%	1,822,425	1,955,913
03/01/24-02/01/27	4.000%	6,406,906	6,828,981
12/01/25-09/01/26	3.500%	28,105	29,805
01/01/30-02/01/31	3.000%	11,080,228	11,622,441
Federal National Mortgage Association (a)
07/01/33	2.288%	29,602	29,886
04/01/36	3.057%	71,816	76,286
09/01/37	2.533%	37,332	38,304
CMO Series 2003-W11 Class A1
06/25/33	3.926%	23,173	24,252
Federal National Mortgage Association (d)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO PO Series G-15 Class A
06/25/21	0.000%	$3,655	$3,572
Federal National Mortgage Association (e)
10/01/24	5.500%	415,336	457,037
Government National Mortgage Association
09/20/21	6.000%	63,271	66,885
Government National Mortgage Association (a)
07/20/18	3.000%	29,874	30,343
03/20/30	2.000%	27,884	29,138
Total Residential Mortgage-Backed Securities - Agency (Cost: $54,071,715)			$55,128,855

Residential Mortgage-Backed Securities - Non-Agency 3.0%
COLT Mortgage Loan Trust CMO Series 2016-1 Class A1 (b)
05/25/46	3.000%	2,425,000	2,442,535
Credit Suisse Mortgage Capital Certificates CMO Series 2009-9R Class 12A1 (a)(b)
08/26/35	2.809%	2,587,214	2,597,498
JPMorgan Resecuritization Trust (a)(b) CMO Series 2009-12 Class 9A1
05/26/36	2.909%	2,987,365	2,991,565
JPMorgan Resecuritization Trust (b) CMO Series 2010-4 Class 3A2
04/26/35	4.500%	1,725,919	1,752,105
Mill City Mortgage Trust CMO Series 15-1 Class A1 (b)
06/25/56	2.230%	7,373,567	7,386,733
Springleaf Mortgage Loan Trust (b) CMO Series 2013-1A Class A
06/25/58	1.270%	2,854,461	2,849,532
CMO Series 2013-2A Class A
12/25/65	1.780%	3,339,268	3,336,391
CMO Series 2013-3A Class A
09/25/57	1.870%	7,090,603	7,076,590
Towd Point Mortgage Trust (a)(b) CMO Series 2016-2 Class A1
08/25/55	3.000%	10,000,000	10,085,127
Towd Point Mortgage Trust (b) CMO Series 15-6 Class A1
04/25/55	3.500%	9,559,446	9,889,396
CMO Series 2015-4 Class A1
04/25/55	3.500%	6,462,373	6,618,463
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)
12/27/46	2.938%	1,516,771	1,507,255
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $58,437,581)			$58,533,190

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 10.7%

Government National Mortgage Association
Series 2011-149 Class A
10/16/46	3.000%	$105,081	$105,176
Series 2011-20 Class A
04/16/32	1.883%	2,157,723	2,158,507
Series 2012-142 Class A
05/16/37	1.105%	6,915,811	6,825,700
Series 2012-22 Class AB
03/16/33	1.661%	403,444	403,477
Series 2012-4 Class A
05/16/40	2.120%	6,697,267	6,760,076
Series 2012-58 Class A
01/16/40	2.500%	11,488,195	11,683,499
Series 2012-89 Class A
01/16/36	1.537%	2,631,103	2,627,522
Series 2012-9 Class A
05/16/39	3.220%	598,676	603,502
Series 2013-118 Class AC
06/16/36	1.700%	4,540,757	4,520,832
Series 2013-12 Class A
10/16/42	1.410%	11,885,412	11,783,054
Series 2013-126 Class AB
04/16/38	1.540%	6,705,180	6,650,316
Series 2013-17 Class AF
11/16/43	1.210%	8,003,562	7,884,132
Series 2013-17 Class AH
10/16/43	1.558%	9,978,813	9,892,826
Series 2013-194 Class AB
05/16/38	2.250%	8,716,280	8,816,517
Series 2013-2 Class AB
12/16/42	1.600%	11,274,514	11,275,653
Series 2013-30 Class A
05/16/42	1.500%	7,268,333	7,180,321
Series 2013-32 Class AB
01/16/42	1.900%	5,608,122	5,594,361
Series 2013-33 Class A
07/16/38	1.061%	20,884,566	20,386,622
Series 2013-35 Class A
02/16/40	1.618%	6,827,225	6,769,108
Series 2013-40 Class A
10/16/41	1.511%	10,771,200	10,674,640
Series 2013-45 Class A
10/16/40	1.450%	5,130,666	5,094,865
Series 2013-50 Class AH
06/16/39	2.100%	10,847,348	10,887,725
Series 2013-57 Class A
06/16/37	1.350%	9,750,690	9,676,197
Series 2013-61 Class A
01/16/43	1.450%	12,261,948	12,105,716
Series 2014-135 Class AD
08/16/45	2.400%	3,072,309	3,098,122
Series 2015-109 Class A
02/16/40	2.528%	2,440,305	2,485,956
Series 2015-78 Class A
06/16/40	2.918%	5,825,842	5,984,305
Series 2015-85 Class AF
05/16/44	2.400%	5,593,066	5,667,161

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

Government National Mortgage Association (a)
CMO Series 2015-71 Class DA
09/16/49	2.175%	$8,750,829	$8,815,681

Total Commercial Mortgage-Backed Securities - Agency (Cost: $209,122,133)			$206,411,569

Commercial Mortgage-Backed Securities - Non-Agency 9.0%

Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14 Class A1A
12/11/38	5.189%	1,033,128	1,039,533
Series 2006-PW14 Class A4
12/11/38	5.201%	3,362,558	3,382,279
Series 2006-T24 Class A4
10/12/41	5.537%	2,362,405	2,369,478
Series 2007-T26 Class A4
01/12/45	5.471%	4,513,141	4,576,460
Bear Stearns Commercial Mortgage Securities Trust (a)
Series 2007-PW16 Class A4
06/11/40	5.911%	4,591,463	4,690,172
CD Mortgage Trust
Series 2007-CD5 Class A4
11/15/44	5.886%	7,026,679	7,285,344
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/58	1.501%	4,182,176	4,193,894
COBALT CMBS Commercial Mortgage Trust
Series 2007-C2 Class A3 (a)
04/15/47	5.484%	16,833,162	17,147,079
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12/11/49	5.322%	12,231,882	12,362,942
Colony Multifamily Mortgage Trust
Series 2014-1 Class A (b)
04/20/50	2.543%	9,825,803	9,813,032
Commercial Mortgage Trust
Series 2006-C8 Class A1A
12/10/46	5.292%	3,230,838	3,266,906
Series 2006-C8 Class A4
12/10/46	5.306%	1,086,240	1,091,302
GS Mortgage Securities Trust
Series 2006-GG8 Class A4
11/10/39	5.560%	5,411,737	5,426,058
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11 Class ASB (a)
06/15/49	5.927%	371,112	373,824
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	15,268,143	15,484,573
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A1
05/15/49	1.597%	4,549,112	4,567,931

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Morgan Stanley Capital I Trust
Series 2007-HQ11 Class A4
02/12/44	5.447%	$14,320,000	$14,486,806
Series 2007-IQ13 Class A4
03/15/44	5.364%	8,267,422	8,412,736
Morgan Stanley Capital I Trust (a)
Series 2007-T27 Class A4
06/11/42	5.820%	14,480,895	14,964,798
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4A
08/12/45	5.988%	11,413,999	11,617,812
Series 2010-GG10 Class A4A
08/15/45	6.245%	13,825,719	14,103,944
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26 Class A3
06/15/45	6.011%	524,454	523,727
Series 2006-C29 Class A1A
11/15/48	5.297%	8,871,831	8,955,047
Wells Fargo Commercial Mortgage Trust
Series 2016-C33 Class A1
03/15/59	1.775%	4,362,037	4,408,783

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $180,904,956)			$174,544,460

Asset-Backed Securities - Non-Agency 17.6%

AMRESCO Residential Securities Corp. Mortgage Loan Trust
CMO Series 1998-3 Class A7 (a)
07/25/28	0.933%	14,774	13,112
Aames Mortgage Investment Trust
CMO Series 2005-3 Class A2 (a)(b)
08/25/35	0.973%	475,833	475,659
Access Group, Inc.
Series 2004A Class A2 (a)
04/25/29	0.898%	4,804,973	4,754,520
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	10,015,000	10,053,197
Series 2014-5 Class A2
10/15/19	1.600%	14,200,000	14,237,494
AmeriCredit Automobile Receivables Trust
Subordinated, Series 2013-4 Class B
09/10/18	1.660%	2,660,000	2,662,793
AmeriCredit Automobile Receivables
Series 2015-4 Class A2A
04/08/19	1.260%	4,990,361	4,989,282
American Credit Acceptance Receivables Trust (b)
Series 2015-2 Class A
06/12/19	1.570%	1,399,789	1,396,186
Series 2015-3 Class A
09/12/19	1.950%	2,157,965	2,153,773
Series 2016-1A Class A
05/12/20	2.370%	3,651,632	3,652,930

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Ascentium Equipment Receivables LLC
Series 2015-2A Class A2 (b)
12/11/17	1.570%	$8,125,000	$8,135,797
Ascentium Equipment Receivables Trust
Series 2016-1A Class A2 (b)
11/13/18	1.750%	3,500,000	3,506,532
BMW Floorplan Master Owner Trust
Series 2015-1A Class A (a)(b)
07/15/20	0.942%	5,205,000	5,205,000
CCG Receivables Trust
Series 2014-1 Class A2 (b)
11/15/21	1.060%	1,524,825	1,524,408
CIT Equipment Collateral
Series 2014-VT1 Class A2 (b)
05/22/17	0.860%	2,203,710	2,203,951
CNH Wholesale Master Note Trust
Series 2013-2A Class A (a)(b)
08/15/19	1.042%	14,150,000	14,149,997
California Republic Auto Receivables Trust
Series 2014-3 Class A3
11/15/18	1.090%	2,863,764	2,864,122
California Republic Auto Receivables Trust (b)
Subordinated, Series 2012-1 Class B
01/16/18	1.760%	1,085,563	1,086,557
Capital Auto Receivables Asset Trust
Series 2014-3 Class A2
12/20/17	1.180%	4,543,176	4,541,772
Series 2015-1 Class A1A
07/20/17	0.950%	408,230	408,047
CarFinance Capital Auto Trust (b)
Series 2014-1A Class A
12/17/18	1.460%	466,976	466,027
Series 2015-1A Class A
06/15/21	1.750%	3,589,669	3,578,633
Chesapeake Funding II LLC
Series 2016-1A Class A1 (b)
03/15/28	2.110%	6,093,000	6,129,563
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.715%	611,208	613,091
Series 2014-1A Class A
03/07/26	0.885%	7,316,072	7,291,120
Cityscape Home Equity Loan Trust
CMO Series 1997-C Class A3 (f)(g)
07/25/28	0.000%	607,537	1
Conn’s Receivables Funding LLC
Series 2016-A Class A (b)
04/16/18	4.680%	3,098,160	3,111,592
DT Auto Owner Trust (b)
Series 2015-2A Class A
09/17/18	1.240%	1,300,985	1,301,284
Series 2015-3A Class A
03/15/19	1.660%	3,450,078	3,453,069

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Diamond Resorts Owner Trust
Series 2013-2 Class A (b)
05/20/26	2.270%	$2,994,975	$2,983,438
Drive Auto Receivables Trust (b)
Series 2015-AA Class A3
07/16/18	1.430%	886,537	886,576
Series 2015-BA Class A3
06/15/18	1.300%	1,549,920	1,549,915
Series 2015-CA Class A3
10/15/18	1.380%	1,428,350	1,428,361
Series 2015-DA Class A2A
06/15/18	1.230%	795,760	795,660
Series 2016-AA Class A3
05/15/19	2.110%	6,940,000	6,966,385
EFS Volunteer LLC
Series 2010-1 Class A1 (a)(b)
10/26/26	1.488%	2,531,755	2,528,942
Enterprise Fleet Financing LLC (b)
Series 2015-1 Class A2
09/20/20	1.300%	13,578,525	13,562,271
Series 2015-2 Class A2
02/22/21	1.590%	4,710,904	4,716,229
Series 2016-1 Class A2
09/20/21	1.830%	5,580,000	5,578,623
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	438,652	438,407
Series 2014-3A Class A
01/15/19	1.320%	2,227,862	2,222,491
Series 2015-1A Class A
06/17/19	1.600%	2,501,632	2,499,973
Series 2015-2A Class A
11/15/19	1.540%	2,313,490	2,305,672
Series 2015-3A Class A
03/16/20	2.000%	6,031,830	6,015,349
Series 2016-1A Class A
07/15/20	2.350%	4,616,973	4,615,782
First Alliance Mortgage Loan Trust
CMO Series 1994-2 Class A2 (NPFGC)
06/25/25	6.680%	7,676	7,667
First Investors Auto Owner Trust (b)
Series 2013-2A Class A2
03/15/19	1.230%	290,589	290,537
Series 2014-3A Class A2
11/15/18	1.060%	1,256,571	1,256,012
Series 2015-1A Class A3
11/16/20	1.710%	3,430,000	3,422,725
Series 2015-2A Class A1
12/16/19	1.590%	2,028,461	2,032,320
Ford Credit Floorplan Master Owner Trust A
Series 2014-4 Class A2 (a)
08/15/19	0.792%	900,000	896,225
GE Dealer Floorplan Master Note Trust (a)
Series 2014-1 Class A
07/20/19	0.828%	6,170,000	6,158,978
Series 2014-2 Class A
10/20/19	0.898%	5,075,000	5,067,922
Series 2015-1 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

01/20/20	0.948%	$3,440,000	$3,431,702
GMF Floorplan Owner Revolving Trust
Series 2015-1 Class A2 (a)(b)
05/15/20	0.942%	4,940,000	4,936,312
GreatAmerica Leasing Receivables Funding LLC (b)
Series 2013-1 Class A4
05/15/18	1.160%	2,351,401	2,349,217
Series 2015-1 Class A2
06/20/17	1.120%	890,949	891,621
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.995%	3,733,697	3,736,269
Series 2014-1 Class A
04/10/28	0.845%	6,018,630	6,021,349
Hertz Fleet Lease Funding LP (b)
Series 2016-1 Class A2
04/10/30	1.960%	3,000,000	3,006,863
Hertz Vehicle Financing LLC
Series 2016-3A Class A (b)
07/25/20	2.270%	6,150,000	6,215,448
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	6,031,680	6,078,704
Series 2014-AA Class A
11/25/26	1.770%	6,190,712	6,174,509
Hyundai Floorplan Master Owner Trust
Series 2016-1A Class A2 (b)
03/15/21	1.810%	5,000,000	5,042,683
IMC Home Equity Loan Trust
CMO Series 1997-3 Class A7
08/20/28	7.080%	29	29
KeyCorp Student Loan Trust
Series 1999-A Class A2 (a)
12/27/29	0.970%	729,222	723,720
MMAF Equipment Finance LLC (b)
Series 2015-AA Class A2
09/18/17	0.960%	1,450,602	1,449,523
Series 2016-AA Class A1
05/15/17	0.750%	3,016,465	3,014,318
MVW Owner Trust (b)
Series 2014-1A Class A
09/22/31	2.250%	2,229,673	2,245,041
Series 2015-1A Class A
12/20/32	2.520%	3,701,375	3,727,680
Montana Higher Education Student Assistance Corp.
Series 2006-1 Class A (a)
03/20/24	0.747%	1,489,238	1,482,884
Navient Private Education Loan Trust
Series 2015-AA Class A1 (a)(b)
12/15/21	0.942%	2,221,864	2,219,757
Navient Student Loan Trust (a)(b)
Series 2014-AA Class A1
05/16/22	0.922%	832,436	831,830
Series 2016-3A Class A1
06/25/65	1.157%	3,000,000	2,999,978

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Navitas Equipment Receivables LLC
Series 2013-1 Class A (b)
11/15/16	1.950%	$9,215	$9,214
New York City Tax Lien Trust
Series 2015-A Class A (b)
11/10/28	1.340%	931,981	928,447
PFS Tax Lien Trust
Series 2014-1 Class NOTE (b)
05/15/29	1.440%	1,545,489	1,537,136
Panhandle-Plains Higher Education Authority, Inc.
Series 2011-2 Class A1 (a)
07/01/21	1.146%	491,282	490,910
Prestige Auto Receivables Trust (b)
Series 2014-1A Class A2
03/15/18	0.970%	34,258	34,255
Series 2015-1 Class A2
02/15/19	1.090%	1,381,565	1,380,747
Series 2016-1A Class A3
06/15/20	1.990%	4,250,000	4,269,760
Residential Funding Mortgage Securities II
CMO Series 2003-HS3 Class A2B (NPFGC) (a)
08/25/33	0.743%	2,606	2,467
SLM Private Credit Student Loan Trust (a)
Series 2003-A Class A2
09/15/20	1.093%	1,550,824	1,546,566
Series 2004-B Class A2
06/15/21	0.853%	2,431,524	2,420,707
SLM Private Education Loan Trust (a)(b)
Series 2012-A Class A1
08/15/25	1.842%	697,683	699,683
Series 2013-A Class A1
08/15/22	1.042%	1,837,535	1,836,980
Series 2013-B Class A1
07/15/22	1.092%	6,636,887	6,623,980
Series 2013-C Class A1
02/15/22	1.292%	719,394	719,322
Series 2014-A Class A1
07/15/22	1.042%	1,799,647	1,798,189
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	5,875,000	6,132,437
SLM Student Loan Trust (a)
Series 2012-6 Class A2
09/25/19	0.733%	2,816,539	2,811,954
SLM Student Loan Trust (a)(b)
Series 2003-12 Class A5
09/15/22	0.933%	288,493	286,707
SMART ABS Series Trust
Series 2015-3US Class A2B (a)
04/16/18	1.197%	9,810,332	9,790,769
SMART ABS Trust
Series 2015-1US Class A2A
08/14/17	0.990%	1,519,117	1,518,453
SMART ABS Trust (a)
Series 2014-1US Class A3B
02/14/18	0.847%	3,872,840	3,867,486

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

SMB Private Education Loan Trust
Series 2015-B Class A1 (a)(b)
02/15/23	1.142%	$1,896,321	$1,896,681
SVO VOI Mortgage LLC
Series 2012-AA Class A (b)
09/20/29	2.000%	1,300,082	1,304,883
Sierra Timeshare Receivables Funding Co. LLC (b)
Series 2011-3A Class A
07/20/28	3.370%	990,391	996,325
Series 2012-1A Class A
11/20/28	2.840%	1,777,539	1,786,779
Series 2012-3A Class A
08/20/29	1.870%	701,943	703,721
Sierra Timeshare Receivables Funding LLC
Series 2013-1A Class A (b)
11/20/29	1.590%	1,107,832	1,107,987
South Texas Higher Education Authority, Inc.
Series 2012-1 Class A1 (a)
10/01/20	1.125%	1,059,376	1,058,984
TAL Advantage V LLC
Series 2014-2A Class A1 (b)
05/20/39	1.700%	3,558,668	3,511,717
TCF Auto Receivables Owner Trust (b)
Series 2015-1A Class A2
08/15/18	1.020%	1,516,083	1,515,705
Series 2015-2A Class A2
01/15/19	1.640%	6,417,973	6,417,528
Volvo Financial Equipment LLC
Series 2016-1A Class A2 (b)
10/15/18	1.440%	2,750,000	2,753,775
Westlake Automobile Receivables Trust (b)
Series 2014-2A Class A2
10/16/17	0.970%	110,749	110,733
Series 2015-1A Class A2
03/15/18	1.170%	3,540,161	3,538,478
Series 2016-1A Class A2A
01/15/19	1.820%	3,175,000	3,177,040
Wheels SPV 2 LLC
Series 2015-1A Class A2 (b)
04/22/24	1.270%	2,350,513	2,356,970

Total Asset-Backed Securities - Non-Agency (Cost: $339,738,132)			$339,708,881

Inflation-Indexed Bonds 3.0%
United States 3.0%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	56,920,662	58,123,566

Total Inflation-Indexed Bonds (Cost: $56,984,512)			$58,123,566

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 8.0%
U.S. Treasury
04/30/19	1.250%	$152,005,000	$154,397,863
Total U.S. Treasury Obligations (Cost: $152,333,121)			$154,397,863

U.S. Government & Agency Obligations 6.0%
Federal Farm Credit Banks (a)
03/22/18	0.478%	19,850,000	19,812,722
Federal Home Loan Banks
05/24/17	0.875%	19,000,000	19,051,528
Federal National Mortgage Association
09/18/18	1.875%	74,325,000	76,224,152
Morocco Government AID Bond (a)(g)
05/01/23	0.344%	595,000	572,212
Total U.S. Government & Agency Obligations (Cost: $115,000,883)			$115,660,614

Foreign Government Obligations 0.9%
Canada 0.9%
Province of Ontario
02/14/18	1.200%	8,000,000	8,042,504
Province of Quebec
05/14/18	4.625%	9,000,000	9,619,074
Total			17,661,578
Total Foreign Government Obligations (Cost: $17,565,824)			$17,661,578

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
Illinois 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	$8,550,000	$8,763,836
Total Municipal Bonds (Cost: $8,717,114)			$8,763,836

		Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.441% (h)(i)		50,363,343	$50,363,343
Total Money Market Funds (Cost: $50,363,343)			$50,363,343
Total Investments (Cost: $1,935,529,385) (j)			$1,935,646,088(k)
Other Assets & Liabilities, Net			(5,105,585)
Net Assets			$1,930,540,503

At June 30, 2016, securities totaling $400,059 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	640	USD	140,370,001	09/2016	908,849	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	(150)	USD	(18,324,609)	09/2016	—	(314,333)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $425,806,550 or 22.06% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2016, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $572,213, which represents 0.03% of net assets.

(h)	The rate shown is the seven-day current annualized yield at June 30, 2016.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	80,067,675	180,817,239	(210,521,571)	50,363,343	43,430	50,363,343

(j)

At June 30, 2016, the cost of securities for federal income tax purposes was approximately $1,935,529,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,670,000
Unrealized Depreciation	(12,553,000)
Net Unrealized Appreciation	$117,000

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	696,348,333	—	696,348,333
Residential Mortgage-Backed Securities - Agency	—	55,128,855	—	55,128,855
Residential Mortgage-Backed Securities - Non-Agency	—	56,090,655	2,442,535	58,533,190
Commercial Mortgage-Backed Securities - Agency	—	206,411,569	—	206,411,569
Commercial Mortgage-Backed Securities - Non-Agency	—	174,544,460	—	174,544,460
Asset-Backed Securities - Non-Agency	—	339,708,880	1	339,708,881
Inflation-Indexed Bonds	—	58,123,566	—	58,123,566
U.S. Treasury Obligations	154,397,863	—	—	154,397,863
U.S. Government & Agency Obligations	—	115,088,402	572,212	115,660,614
Foreign Government Obligations	—	17,661,578	—	17,661,578
Municipal Bonds	—	8,763,836	—	8,763,836
Investments measured at net asset value
Money Market Funds	—	—	—	50,363,343
Total Investments	154,397,863	1,727,870,134	3,014,748	1,935,646,088
Derivatives
Assets
Futures Contracts	908,849	—	—	908,849
Liabilities
Futures Contracts	(314,333)	—	—	(314,333)
Total	154,992,379	1,727,870,134	3,014,748	1,936,240,604

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities, asset backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 22, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 22, 2016